Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Variable Interest Entities
Variable Interest Entities

The Company’s variable interest in VIEs currently are in the form of equity ownership and loans provided by the Company to a VIE or other partner. The Company examines specific criteria and uses its judgment when determining if the Company is the primary beneficiary of a VIE. Factors considered in determining whether the Company is the primary beneficiary include risk and reward sharing, experience and financial condition of other partner(s), voting rights, involvement in day-to-day capital and operating decisions, representation on a VIE’s executive committee, existence of unilateral kick-out rights or voting rights, and level of economic disproportionality between the Company and the other partner(s).

Consolidated VIEs
As of December 31, 2015, the Company does not have any investments in consolidated VIEs.

Unconsolidated VIE
At December 31, 2015, the Company’s recorded investment in SVVI, a VIE that is unconsolidated, was $164.5 million. The Company’s maximum exposure to loss associated with SVVI is limited to the Company’s outstanding mortgage note of $164.5 million. While this entity is a VIE, the Company has determined that the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance is not held by the Company. For further discussion of this mortgage note, see Note 5.